Commitments and contingencies (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Contractual obligations [Abstract]
Lease liabilities - existing	£ 49,033	£ 43,760
Lease liabilities - contingent	1,126	1,122
Manufacturing	10,934	1,108
Other	859
Intangible commitments	826
Capital commitments	1,058	75
Total contractual obligations	63,836	46,065
Manufacturing commitments expected to be incurred	9,337
Contingent liability	1,126	1,122
Less than 1 year [Member]
Contractual obligations [Abstract]
Lease liabilities - existing	3,504	2,947
Lease liabilities - contingent	107	57
Manufacturing	9,337	919
Other	421
Intangible commitments	826
Capital commitments	1,058	75
Total contractual obligations	15,253	3,998
1-3 years [Member]
Contractual obligations [Abstract]
Lease liabilities - existing	5,898	5,407
Lease liabilities - contingent	429	840
Manufacturing	1,597	189
Other	438
Intangible commitments	0
Capital commitments	0	0
Total contractual obligations	8,362	6,436
3-5 years [Member]
Contractual obligations [Abstract]
Lease liabilities - existing	5,741	4,959
Lease liabilities - contingent	429	225
Manufacturing	0	0
Other	0
Intangible commitments	0
Capital commitments	0	0
Total contractual obligations	6,170	5,184
5-10 years [member]
Contractual obligations [Abstract]
Lease liabilities - existing	14,893	12,533
Lease liabilities - contingent	161	0
Manufacturing	0	0
Other	0
Intangible commitments	0
Capital commitments	0	0
Total contractual obligations	15,054	12,533
10-15 years [member]
Contractual obligations [Abstract]
Lease liabilities - existing	15,045	13,172
Lease liabilities - contingent	0	0
Manufacturing	0	0
Other	0
Intangible commitments	0
Capital commitments	0	0
Total contractual obligations	15,045	13,172
More than 15 years [Member]
Contractual obligations [Abstract]
Lease liabilities - existing	3,952	4,742
Lease liabilities - contingent	0	0
Manufacturing	0	0
Other	0
Intangible commitments	0
Capital commitments	0	0
Total contractual obligations	£ 3,952	£ 4,742